Consolidated Statements of Changes in Equity - USD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2014	2,179,182
Balance at Dec. 31, 2014	$ 194,651	$ 187,080	$ (16,034,048)	$ (15,652,317)
Statement Line Items [Line Items]
Issuance of common stock (in shares)	41,138
Issuance of common stock	$ 12,008			12,008
Exercise of stock options (in shares)	131,027
Exercise of stock options	$ 65,732	(27,484)		38,248
Shared-based compensation		164,456		164,456
Net loss and comprehensive loss			(75,896,943)	(75,896,943)
Balance (in shares) at Dec. 31, 2015	2,351,347
Balance at Dec. 31, 2015	$ 272,391	324,052	(91,930,991)	(91,334,548)
Statement Line Items [Line Items]
Shared-based compensation		174,419		174,419
Net loss and comprehensive loss			(57,511,979)	(57,511,979)
Balance (in shares) at Dec. 31, 2016	2,351,347
Balance at Dec. 31, 2016	$ 272,391	498,471	(149,442,970)	(148,672,108)
Statement Line Items [Line Items]
Issuance of common stock (in shares)	9,191,000
Issuance of common stock	$ 137,865,000			137,865,000
Exercise of stock options (in shares)	99,013
Exercise of stock options	$ 51,626	(20,038)		31,588
Shared-based compensation		2,180,915		2,180,915
Net loss and comprehensive loss			(115,455,193)	(115,455,193)
Share issuance costs	$ (10,236,593)			(10,236,593)
Conversion of preferred shares (note 7) (in shares)	20,076,224
Conversion of preferred shares (note 7)	$ 102,707,268			102,707,268
Excess of carrying value of preferred shares and embedded derivatives liabilities, over the stated capital of the preferred shares (note 7)		173,285,855		173,285,855
Deficit reduction (note 7)		(173,285,855)	173,285,855
Balance (in shares) at Dec. 31, 2017	31,717,584
Balance at Dec. 31, 2017	$ 230,659,692	$ 2,659,348	$ (91,612,308)	$ 141,706,732